United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 May 15, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             20
Form 13 Information Table Value Total:             209,017  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

ADOBE SYSTEMS INC 		COM	00724F101	6,417 		300,000 	SH		SOLE			6417
AGNICO EAGLE MINES LTD.		COM	008474108	12,522 		220,000 	SH		SOLE			12522
BLUE NILE, INC. 		COM	09578R103	3,618 		120,000 	SH		SOLE			3618
DINEEQUITY, INC. 		COM	254423106	1,091 		91,990 		SH		SOLE			1091
GOLDCORP INC.			COM	380956409	27,322 		820,000 	SH		SOLE			27322
HARMONY GOLD MNG LTD.		COM	413216300	11,214 		1,025,000 	SH		SOLE			11214
MKT VECTORS GOLD MINERS INDEX 	ETF	57060U100	26,369 		715,000 	SH		SOLE			26369
MONSANTO COMPANY CMN		COM	61166W101	16,620 		200,000 	SH		SOLE			16620
NEWMONT MINING CORPORATION CMN	COM	651639106	20,142 		450,000 	SH		SOLE			20142
PETROLEO BRASILEIRO S.A		COM	71654V408	7,618 		250,000 	SH		SOLE			7618
POOL CORP CMN			COM	73278L105	3,718 		277,489 	SH		SOLE			3718
POWERSHARES QQQ INDEX 		ETF	73935A104	3,032 		100,000 	SH		SOLE			3032
QUALCOMM INC CMN		COM	747525103	11,673 		300,000 	SH		SOLE			11673
STANDARD & POORS DEP RCPTS SPDR	ETF	78462F103	7,952 		100,000 	SH		SOLE			7952
SYBASE INC CMN			COM	871130100	10,602 		350,000 	SH		SOLE			10602
TAIWAN SEMICONDUCTOR MFG LTD.	COM	874039100	3,133 		350,000 	SH		SOLE			3133
THE MOSAIC COMPANY CMN		COM	61945A107	14,693 		350,000 	SH		SOLE			14693
WORLD ACCEP CORP DEL CMN	COM	981419104	3,866 		226,103 	SH		SOLE			3866
WYNN RESORTS, LIMITED CMN	COM	983134107	3,170 		158,750 	SH		SOLE			3170
YAMANA GOLD INC CMN		COM	98462Y100	14,245 		1,540,000 	SH		SOLE			14245







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